Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Low Volatility Factor ETF	Nov. 29, 2024
Fidelity Low Volatility Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	16.29%
Past 5 years	13.60%
Since Inception	12.37%	[1]
Fidelity Low Volatility Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.89%
Past 5 years	13.19%
Since Inception	11.95%	[1]
Fidelity Low Volatility Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.89%
Past 5 years	10.84%
Since Inception	10.01%	[1]
IXZ6B
Average Annual Return:
Past 1 year	16.56%
Past 5 years	13.92%
Since Inception	12.66%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Since Inception	13.30%

[1]	A From September 12, 2016 .